SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
A summary of the status of the Company’s restricted share units as of December 31, 2013, 2012 and 2011, and changes during the years then ended is presented below:

Year ended December 31, 2011

	Number of	Weighted
	Restricted	average grant-
Restricted shareunits	Share Units	date fair value
Restricted at January 1, 2011	146,580	$0.72
Granted	75,000	$1.10
Vested	(123,861)	$0.95
Forfeited	(48,414)	$0.72
Restricted at December 31, 2011	49,305	$0.72

Year ended December 31, 2012

	Number of	Weighted
	Restricted	average grant-
Restricted shares units	Share Units	date fair value
Restricted at January 1, 2012	49,305	$0.72
Granted	—	$—
Vested	(22,986)	$0.72
Forfeited	(3,333)	$0.70
Restricted at December 31, 2012	22,986	$0.72

Year ended December 31, 2013

	Number of	Weighted
	Restricted	average grant-
Restricted shares units	Share Units	date fair value
Restricted at January 1, 2013	22,986	$0.72
Granted	310,000	$1.35
Vested	(176,317)	$0.53
Forfeited	—	—
Restricted at December 31, 2013	156,669	$2.18

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The Company’s outstanding warrants that had been issued to investors and consultants were as follows as of December 31, 2013 and 2012:

	Warrants to	Exercise
	Purchase	price per		Outstanding as of	Outstanding as of
	Ordinary Shares	share	Exercisable through	December 31, 2013	December 31, 2012
Issued April 1998	578	$1.25	No expiration date	578	578
Issued July 2012 (1)	60,000	0.80	July 12, 2015	—	60,000

(1)
In connection with a July 2012 agreement with  LibertyView, which made a convertible loan to the Company (see Note 9) the Company granted LibertyView warrants to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which were to be exercisable in whole or in part no later than July 12, 2015.